Submission	May 04, 2026
Submission [Line Items]
Central Index Key	0000092103
Registrant Name	SOUTHERN CALIFORNIA EDISON Co
Registration File Number	333-281011
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES